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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2


1.     Name and Address of issuer:
       Gateway Variable Insurance Trust
       Rookwood Tower
       3805 Edwards Road, Suite 600
       Cincinnati, OH  45209

2. The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): X
                 ---

3.     Investment Company Act File Number: 811-10375
                                           ---------

       Securities Act File Number:  333-60940
                                    ---------

4(a).  Last day of fiscal year for which this form is filed:  August 13, 2004
                                                              ---------------

4(b).   X  Check box if this Form is being filed late (i.e., more than 90
       ---
       calendar days after the end of this issuer's fiscal year).

4(c).   x  Check box if this is the last time the issuer will be filing this
       ---
       Form.

5.     Calculation of registration fee:

       (i)     Aggregate sale price of securities sold during
               the fiscal year pursuant to section 24(f):         $       57,271
                                                                  --------------

       (ii)    Aggregate price of securities redeemed
               or repurchased during the fiscal year:             $   13,591,827
                                                                  --------------

       (iii)   Aggregate price of securities redeemed or
               repurchased during any prior fiscal year
               ending no earlier than October 11, 1995
               that were not previously used to reduce
               registration fees payable to the Commission:       $            0
                                                                  --------------

       (iv)    Total available redemption credits [add items
               5(ii) and 5(iii)]:                                 $   13,591,827
                                                                  --------------

       (v)     Net sales - if item 5(i) is greater than item
               5(iv) [subtract item 5(iv) from 5(i)]:             $            0
                                                                  --------------

       (vi)    Redemption credits available for use in future
               years  - if item 5(i) is less than item 5(iv)
               [subtract item 5(iv) from item 5(i)]:              $   13,534,556
                                                                  --------------

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       (vii)   Multiplier for determining registration fee        x     .0001177
                                                                  --------------

       (viii)  Registration fee due (multiply item 5(v) by
               item 5(ii) (enter "0" if not fee is due):          =$           0
                                                                  --------------

6.     Prepaid Shares
       If the response to item 5(i) was determined by
       deducting an amount of securities that were registered
       under the Securities Act of 1933 pursuant to rule 24e-2
       as in effect before October 11, 1997, then report the
       amount of securities (number of shares or other units)
       deducted here: 0 If there is a number of shares or
       other units that were registered pursuant to rule 24e-2
       remaining unsold at the end of the fiscal year for
       which this form is filed that are available for use by
       the issuer in future fiscal years, then state that
       number here:                                                            0
                                                                  --------------

7.     Interest due - if this Form is being filed more than
       90 days after the end of the issuer's fiscal year:         +$           0
                                                                  --------------

8.     Total of the amount of the registration fee due plus
       any interest due [line 5(viii) plus line 7]:               =$           0
                                                                  --------------

9.     Date the registration fee and any interest payment
       was sent to the Commission's lockbox depository:                      N/A
                                                                  --------------

       Method of Delivery:            Wire Transfer
                            --------
                                      Mail or other means
                            --------

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By  (Signature and Title):                       /s/ J. Patrick Rogers
                                                 ----------------------------
                                                 J. Patrick Rogers, President

Date:  March 21, 2005

   *PLEASE PRINT THE NAME AND TITLE OF THE SIGNING OFFICER BELOW THE SIGNATURE